UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: July 31

Date of reporting period: January 31, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JANUARY 31, 2008

Legg Mason Partners

Municipal High Income Fund

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current income exempt from regular federal income tax.*

*	Certain investors may be subject to the federal alternative minimum tax and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy continued to expand during the six-month reporting period ended January 31, 2008, it weakened significantly as the period progressed. After U.S. gross domestic product (“GDP”)i growth was a tepid 0.6% in the first quarter of 2007, the economy then rebounded during the next six months. Second quarter 2007 GDP growth was a solid 3.8% and third quarter GDP growth accelerated to 4.9%, its strongest showing in four years. However, continued weakness in the housing market and an ongoing credit crunch took their toll on the economy during the last three months of 2007. During this period, the preliminary estimate for GDP growth was 0.6%. Recently, there have been additional signs of an economic slowdown, leading some to believe that the U.S. may be headed for a recession. The U.S. Commerce Department reported that consumer spending rose an anemic 0.3% in December 2007, the weakest growth rate in 15 months. Elsewhere, the U.S. Department of Labor estimated that non-farm payroll employment fell 22,000 in January 2008, the first monthly decline in more than four years.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take several actions during the reporting period. The Fed initially responded by lowering the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, the Fed reduced the discount rate to 5.25% and the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed again lowered rates in October and December 2007, bringing the federal funds rate to 4.25% at the end of 2007. In January 2008, the Fed continued to aggressively ease monetary policy in an attempt to ward off a recession. In a surprise move, the Fed cut the federal funds rate on January 22, 2008 by 0.75% to 3.50%. The Fed again lowered the federal funds rate during its meeting on January 30, 2008, bringing it to 3.00%, its lowest level since May 2005. In its statement accompanying its latest rate cut, the Fed stated: “Today’s policy action, combined with those taken earlier, should help to promote moderate growth over time and to mitigate the risks to economic

Legg Mason Partners Municipal High Income Fund	I

Letter from the chairman continued

activity. However, downside risks to growth remain. The Committee will continue to assess the effects of financial and other developments on economic prospects and will act in a timely manner as needed to address those risks.”

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. This was due, in part, to mixed economic and inflation data, the fallout from the subprime mortgage market and shifting expectations regarding the Fed’s monetary policy. Within the bond market, investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered several “flights to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower).

Overall, during the six months ended January 31, 2008, two-year Treasury yields fell from 4.56% to 2.17%. Over the same time frame, 10-year Treasury yields fell from 4.78% to 3.67%. The U.S. yield curveiv steepened during the reporting period. Short-term yields fell sharply in concert with the Fed’s rate cuts while longer-term yields fell less dramatically due to inflationary concerns.

The municipal bond market lagged its taxable bond counterparts over the six months ended January 31, 2008. Over that period, the Lehman Brothers Municipal Bond Indexv and the Lehman Brothers U.S. Aggregate Indexvi returned 3.71% and 6.82%, respectively. Gains in the municipal market were tempered by increased investor risk aversion and fears that an economic recession would negatively impact municipalities as they would generate less tax revenues. In addition, several large bond insurers experienced rating downgrades due to concerns that they no longer had enough capital to guarantee billions of dollars in debt due to the fallout from the subprime mortgage crisis.

II	Legg Mason Partners Municipal High Income Fund

Performance review

For the six months ended January 31, 2008, Class A shares of Legg Mason Partners Municipal High Income Fund, excluding sales charges, returned 0.06%. The Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index, returned 3.71% over the same time frame. The Lipper High Yield Municipal Debt Funds Category Average1 returned -2.75% for the same period.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

PERFORMANCE SNAPSHOT as of January 31, 2008 (excluding sales charges) (unaudited)
6 MONTHS
Municipal High Income Fund — Class A Shares	0.06%
Lehman Brothers Municipal Bond Index	3.71%
Lipper High Yield Municipal Debt Funds Category Average[1]	-2.75%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned -0.15%, Class C shares returned -0.15% and Class I shares returned 0.14% over the six months ended January 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

The 30-Day SEC Yields for the period ended January 31, 2008 for Class A, B, C and I shares were 4.80%, 4.47%, 4.47% and 5.18%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated December 1, 2007, the gross total operating expenses for Class A, Class B, Class C and Class I shares were 0.82%, 1.35%, 1.37% and 0.66%, respectively.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including

[1]

Lipper, Inc. is a major independent mutual fund tracking organization. Returns are based on the six-month period ended January 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 104 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Municipal High Income Fund	III

Letter from the chairman continued

compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 7, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. A significant portion of portfolio holdings may be invested in lower-quality securities, which present greater risk of loss of principal and interest than higher-rated securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

[v]	The Lehman Brothers Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

vi

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

IV	Legg Mason Partners Municipal High Income Fund

Fund at a glance (unaudited)

Investment Breakdown (%) as a percent of total investments — January 31, 2008

Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (load) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2007 and held for the six months ended January 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	0.06%	$1,000.00	$1,000.60	0.81%	$4.07
Class B	(0.15)	1,000.00	998.50	1.35	6.78
Class C	(0.15)	1,000.00	998.50	1.35	6.78
Class I	0.14	1,000.00	1,001.40	0.63	3.17

[1]	For the six months ended January 31, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2	Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,021.06	0.81%	$4.12
Class B	5.00	1,000.00	1,018.35	1.35	6.85
Class C	5.00	1,000.00	1,018.35	1.35	6.85
Class I	5.00	1,000.00	1,021.97	0.63	3.20

[1]	For the six months ended January 31, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

January 31, 2008

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS — 96.8%
	Alabama — 0.6%
$2,980,000	Baldwin County, AL, Board of Education, AMBAC, 5.000% due 6/1/26	$3,049,494
	Alaska — 0.5%
2,300,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31[a]	2,452,858
	Arizona — 1.6%
2,900,000	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, 6.625% due 7/1/20[b]	3,217,086
3,500,000	Casa Grande, AZ, IDA, Hospital Revenue, Casa Grande Regional Medical Center, 7.625% due 12/1/29	3,678,990
1,100,000	Pima County, AZ, IDA, Educational Revenue, Noah Webster Basic, 6.125% due 12/15/34	1,111,231
	Total Arizona	8,007,307
	Arkansas — 1.1%
	Arkansas State Development Financing Authority:
4,000,000	Hospital Revenue, Washington Regional Medical Center, 7.375% due 2/1/29[b,c]	4,381,760
1,000,000	Industrial Facilities Revenue, Potlatch Corp. Projects, 7.750% due 8/1/25[a]	1,091,210
	Total Arkansas	5,472,970
	California — 11.6%
6,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	6,113,940
	California EFA Revenue, College and University Financing Program:
1,440,000	5.000% due 2/1/12	1,478,707
1,595,000	5.000% due 2/1/14	1,627,219
1,670,000	5.000% due 2/1/15	1,696,553
5,000,000	California Health Facilities Financing Authority Revenue, Kaiser Permanante, 5.250% due 4/1/39[c]	5,029,300
3,000,000	California State, GO, Various Purpose, 5.000% due 6/1/37	3,002,010
	California Statewide CDA Revenue:
1,000,000	East Campus Apartments LLC, 5.625% due 8/1/34	944,230
20,000,000	Lodi Memorial Hospital, California Mortgage Insurance, 5.000% due 12/1/37[c]	19,514,200
	Senior Living-Presbyterian Homes:
1,920,000	4.750% due 11/15/26	1,775,846
6,000,000	4.875% due 11/15/36[c]	5,468,820
	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
2,000,000	6.750% due 6/1/39[b]	2,363,040
3,150,000	7.875% due 6/1/42[b,d]	3,894,755

See Notes to Financial Statements.

4	Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE
	California — 11.6% continued
$1,250,000	Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project, 5.000% due 9/1/36	$1,186,263
3,000,000	Vallejo, CA, COP, Touro University, 7.375% due 6/1/29	3,070,620
	Total California	57,165,503
	Colorado — 2.8%
	Colorado Educational & Cultural Facilities Authority Revenue:
	Charter School:
1,350,000	Peak to Peak Project, 7.500% due 8/15/21[b]	1,536,098
1,500,000	Refunding, Jefferson Project, 6.000% due 6/15/33	1,459,890
2,585,000	Cheyenne Mountain Charter, 5.375% due 6/15/38	2,618,010
	Colorado Health Facilities Authority Revenue:
2,000,000	Christian Living Communities Project, 5.750% due 1/1/37	1,856,820
1,000,000	Parkview Medical Center Project, 6.600% due 9/1/25[b]	1,135,950
4,000,000	Reata South Metropolitan District, CO, GO, 7.250% due 6/1/37	3,880,880
1,000,000	Southlands, CO, Metropolitan District No. 1, GO, 7.125% due 12/1/34[b]	1,242,950
	Total Colorado	13,730,598
	Connecticut — 0.9%
4,000,000	Connecticut State Development Authority, IDR, AFCO Cargo LLC Project, 8.000% due 4/1/30[a]	4,242,880
	Delaware — 0.2%
1,000,000	New Castle County, DE, Revenue, Newark Charter School Inc. Project, 5.000% due 9/1/36	881,370
	District of Columbia — 0.2%
1,000,000	District of Columbia COP, District Public Safety & Emergency, AMBAC, 5.500% due 1/1/19	1,079,800
	Florida — 5.7%
1,000,000	Bonnet Creek Resort Community Development District, Special Assessment, 7.500% due 5/1/34	1,041,860
3,000,000	Capital Projects Finance Authority, FL, Continuing Care Retirement Glenridge on Palmer Ranch, 8.000% due 6/1/32[b]	3,634,740
6,995,000	Gramercy Farms Community, Development District Special Assessment, 5.100% due 5/1/14	6,357,965
1,000,000	Hillsborough County, FL, IDA Revenue, National Gypsum Convention, 7.125% due 4/1/30[a]	1,029,900
2,000,000	Miami-Dade County, FL, Solid Waste Systems Revenue, MBIA, 5.000% due 10/1/18	2,158,040
2,000,000	Orange County, FL, Health Facilities Authority Revenue, First Mortgage, GF, Orlando Inc. Project, 9.000% due 7/1/31	2,192,800
1,000,000	Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health System, 5.500% due 11/15/33[b]	1,129,480

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE
	Florida — 5.7% continued
$2,500,000	Reunion East Community Development District, Special Assessment, 7.375% due 5/1/33	$2,628,225
	Seminole Tribe Florida Special Obligation Revenue:
5,000,000	5.750% due 10/1/22[e]	5,126,150
3,000,000	5.250% due 10/1/27[e]	2,838,000
	Total Florida	28,137,160
	Georgia — 3.4%
5,865,000	Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project, 5.000% due 7/1/32[c]	5,815,734
6,000,000	Atlanta, GA, Tax Allocation, Atlantic Station Project, 7.900% due 12/1/24[b,c]	7,194,240
1,500,000	Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facilities, Lanier Village Estates, 7.250% due 11/15/29	1,570,170
2,000,000	Savannah, GA, EDA, Revenue, College of Arts & Design Inc. Project, 6.900% due 10/1/29[b]	2,184,960
	Total Georgia	16,765,104
	Idaho — 0.5%
2,345,000	Idaho Health Facilities Authority Revenue, Portneuf Medical Center Project, Radian, 5.250% due 9/1/24	2,394,878
	Illinois — 4.9%
35,000	Chicago, IL, Metropolitan HDC, Mortgage Revenue, Section 8, FHA, 6.700% due 7/1/12	35,291
2,000,000	Chicago, IL, O’Hare International Airport, General Airport Revenue, Third Lien, 5.750% due 1/1/21[a]	2,151,900
	Illinois DFA:
2,000,000	Chicago Charter School Foundation Project, 6.250% due 12/1/32[b]	2,311,080
3,250,000	Citgo Petroleum Corp. Project, 8.000% due 6/1/32[a]	3,493,847
	Illinois Finance Authority Revenue:
3,000,000	Refunding, Chicago Charter School Project, 5.000% due 12/1/36	2,612,850
2,500,000	Refunding, OSF Healthcare Systems, 5.750% due 11/15/37	2,582,825
10,000,000	Illinois Finance Authority Student Housing Revenue, Refunding, Educational Advancement Fund Inc., 5.250% due 5/1/34	9,136,900
1,500,000	Illinois Health Facilities Authority Revenue, Passavant Memorial Area Hospital, 6.000% due 10/1/24[b]	1,652,970
	Total Illinois	23,977,663
	Indiana — 0.7%
2,000,000	Indiana Health Facilities Financing Authority, Hospital Revenue, Riverview Hospital Project, 6.125% due 8/1/31	2,085,020
1,400,000	Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment, 5.250% due 2/1/31	1,392,594
	Total Indiana	3,477,614

See Notes to Financial Statements.

6	Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE
	Kansas — 0.5%
$2,000,000	Overland Park, KS, Development Corp. Revenue, First Tier, 7.375% due 1/1/32[b]	$2,278,640
	Kentucky — 2.0%
10,000,000	Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36[c]	9,882,400
	Louisiana — 0.6%
1,000,000	Epps, LA, COP, 8.000% due 6/1/18	1,022,540
2,150,000	Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA, 6.550% due 9/1/25	2,136,563
	Total Louisiana	3,159,103
	Maryland — 2.3%
1,000,000	Maryland Industrial Development Financing Authority Economic Development Revenue, Our Lady of Good Counsel School, 6.000% due 5/1/35	998,820
3,500,000	Maryland State Economic Development Corp. Revenue, Chesapeake Bay, 7.730% due 12/1/27[b]	3,876,670
	Maryland State Health & Higher EFA Revenue:
1,100,000	Edenwald, 5.400% due 1/1/37	1,001,462
	Maryland Institute College of Art:
1,900,000	5.000% due 6/1/21	1,887,099
2,095,000	5.000% due 6/1/24	2,058,170
	Washington Christian Academy:
250,000	5.250% due 7/1/18	240,487
1,170,000	5.500% due 7/1/38	1,017,046
	Total Maryland	11,079,754
	Massachusetts — 1.4%
1,380,000	Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25[a]	1,345,210
3,000,000	Massachusetts State DFA Revenue, Briarwood, 8.250% due 12/1/30[b]	3,496,830
2,000,000	Massachusetts State HEFA Revenue, Caritas Christi Obligation, 6.750% due 7/1/16	2,177,640
	Total Massachusetts	7,019,680
	Michigan — 4.3%
3,500,000	Allen Academy, MI, COP, 8.000% due 6/1/33	3,516,625
	Cesar Chavez Academy, COP:
1,635,000	6.500% due 2/1/33	1,662,190
1,600,000	8.000% due 2/1/33[d]	1,745,552
15,000,000	Michigan State Hospital Finance Authority, Refunding Hospital, Sparrow Obligated, 5.000% due 11/15/31[c]	14,414,100
	Total Michigan	21,338,467

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE
	Minnesota — 0.7%
$1,715,000	Sartell, MN, Health Care & Housing Facilities Revenue, Foundation for Health Care Project, 8.000% due 9/1/30	$1,833,764
	St. Paul, MN, Port Authority Lease Revenue, Regions Hospital Parking Ramp Project:
475,000	5.000% due 8/1/21	447,835
1,375,000	5.000% due 8/1/36	1,166,907
	Total Minnesota	3,448,506
	Missouri — 2.4%
600,000	Kansas City, MO, Tax Increment Financing Commission, Tax Increment Revenue, Maincor Project, 5.000% due 3/1/12	597,816
5,070,000	Missouri State Health & EFA Revenue, St. Lukes Episcopal, 5.000% due 12/1/20	5,260,074
	Raytown, MO, Annual Appropriation Supported Tax, Raytown Live Redevelopment Plan Project 1:
1,000,000	5.000% due 12/1/19	1,061,920
1,555,000	5.000% due 12/1/20	1,636,560
1,750,000	5.125% due 12/1/25	1,794,870
1,325,000	St Joseph, MO, IDA, Sewer Systems Improvements Project, 5.000% due 4/1/27	1,351,248
	Total Missouri	11,702,488
	Montana — 0.7%
3,340,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19[a]	3,363,246
	New Hampshire — 0.8%
	New Hampshire HEFA Revenue:
2,000,000	Covenant Health System, 5.500% due 7/1/34	2,042,060
1,500,000	New Hampshire College, 7.500% due 1/1/31[b]	1,721,010
	Total New Hampshire	3,763,070
	New Jersey — 8.0%
3,750,000	New Jersey EDA, Retirement Community Revenue, SeaBrook Village Inc., 8.250% due 11/15/30[b]	4,356,637
	New Jersey EDA Revenue:
	Newark Downtown District Management Corp.:
400,000	5.125% due 6/15/27	382,696
700,000	5.125% due 6/15/37	644,763
8,000,000	Refunding, 6.875% due 1/1/37[a]	8,337,440
3,545,000	New Jersey EFA Revenue, Stevens Institute of Technology, 5.000% due 7/1/27	3,429,398
	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group:
9,000,000	5.250% due 7/1/30	8,415,180
5,000,000	7.500% due 7/1/30[b]	5,642,150

See Notes to Financial Statements.

8	Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE
	New Jersey — 8.0% continued
	Tobacco Settlement Financing Corp.:
$5,000,000	6.750% due 6/1/39[b]	$5,967,300
2,000,000	7.000% due 6/1/41[b]	2,411,460
	Total New Jersey	39,587,024
	New Mexico — 1.5%
	Otero County, NM:
	COP, Jail Project Revenue:
1,630,000	5.750% due 4/1/18	1,652,380
500,000	6.000% due 4/1/23	497,495
500,000	6.000% due 4/1/28	482,960
3,000,000	Jail Project Revenue, 7.500% due 12/1/24	3,195,120
1,500,000	Sandoval County, NM, Incentive Payment Revenue, Refunding, 5.000% due 6/1/20	1,596,270
	Total New Mexico	7,424,225
	New York — 8.7%
1,000,000	Brookhaven, NY, IDA Civic Facilities Revenue, Memorial Hospital Medical Center Inc., 8.250% due 11/15/30[b]	1,164,710
2,500,000	Dutchess County, NY, Industrial Development Agency, Refunding Bard College, Civic Facility Revenue, 5.000% due 8/1/46	2,520,675
1,000,000	Herkimer County, NY, IDA, Folts Adult Home, FHA, GNMA, 5.500% due 3/20/40	1,071,070
1,000,000	Monroe County, NY, IDA, Civic Facilities Revenue, Woodland Village Project, 8.550% due 11/15/32[b]	1,183,560
3,300,000	Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside, 6.700% due 1/1/43	3,361,842
	New York City, NY, IDA, Civic Facilities Revenue:
2,555,000	Amboy Properties Corp. Project, 6.750% due 6/1/20	2,523,190
765,000	Community Hospital Brooklyn, 6.875% due 11/1/10	778,564
1,715,000	Special Needs Facilities Pooled Program, 8.125% due 7/1/19[b]	1,924,110
1,500,000	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, MBIA, 5.000% due 6/15/27	1,566,540
	New York State Dormitory Authority Revenue:
4,000,000	Cornell University, 5.000% due 7/1/21	4,342,480
2,500,000	Mental Health Services Facilities Improvement, AMBAC, 5.000% due 2/15/35	2,565,475
7,500,000	New York University Hospitals Center, 5.000% due 7/1/26	7,160,850
355,000	New York State, COP, Hanson Redevelopment Project, 8.375% due 5/1/08	358,795
10,000,000	New York, NY, GO, 5.000% due 8/1/26[c]	10,306,800

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE
	New York — 8.7% continued
$2,000,000	Onondaga County, NY, IDA, Solid Waste Disposal Facilities Revenue, Solvay Paperboard LLC Project, 7.000% due 11/1/30[a]	$2,031,440
	Total New York	42,860,101
	North Carolina — 0.4%
1,845,000	North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage, DePaul Community Facilities Project, 7.625% due 11/1/29[b]	2,038,504
	Ohio — 1.0%
500,000	Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing St. Clarence, 6.125% due 5/1/26	506,265
2,500,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	2,631,250
2,000,000	Miami County, OH, Hospital Facilities Revenue, Refunding & Improvement Upper Valley Medical Center, 5.250% due 5/15/26	2,002,500
	Total Ohio	5,140,015
	Oklahoma — 0.5%
370,000	Oklahoma HFA, Single-Family Mortgage, GNMA, 7.997% due 8/1/18[a]	396,729
2,200,000	Tulsa, OK, Municipal Airport Revenue, American Airlines, 7.350% due 12/1/11	2,206,578
	Total Oklahoma	2,603,307
	Oregon — 0.2%
	Klamath Falls, OR, Inter Community Hospital Authority Revenue:
630,000	Merle West Medical Center, 6.250% due 9/1/31[b]	728,791
370,000	Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	380,467
	Total Oregon	1,109,258
	Pennsylvania — 6.0%
1,000,000	Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project, 7.250% due 1/1/35[b]	1,205,710
5,000,000	Dauphin County, PA, General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	4,467,600
3,000,000	Harrisburg, PA, Authority University Revenue, Harrisburg University of Science, 6.000% due 9/1/36	2,947,530
1,000,000	Hazleton, PA, Health Services Authority, Hospital Revenue, St. Joseph’s Medical Center, 6.200% due 7/1/26	1,004,320
1,000,000	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	1,015,470
3,500,000	Lehigh County, PA, General Purpose Authority Revenue, First Mortgage Bible Fellowship Church Home Inc., 7.750% due 11/1/33	3,713,325
3,000,000	Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center, 5.125% due 1/1/37	2,817,300

See Notes to Financial Statements.

10	Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE
	Pennsylvania — 6.0% continued
	Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center:
$6,000,000	6.625% due 7/1/19[f,g]	$1,440,000
5,000,000	6.750% due 7/1/29[f,g]	1,200,000
950,000	Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project, 7.500% due 2/15/29	973,341
	Pennsylvania Economic Development Financing Authority:
3,000,000	Exempt Facilities Revenue, Reliant Energy Seward, 6.750% due 12/1/36[a,h]	3,084,870
1,000,000	Solid Waste Disposal Revenue, Waste Management Inc. Project, 5.100% due 10/1/27[a]	925,080
4,000,000	Westmoreland County, PA, IDA Revenue, Health Care Facilities, Redstone Highlands Health, 8.125% due 11/15/30[b]	4,633,720
	Total Pennsylvania	29,428,266
	Rhode Island — 0.2%
1,000,000	Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue Refunding, 7.250% due 7/15/35	1,063,190
	South Carolina — 0.8%
2,000,000	Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian, 5.000% due 3/1/30	1,947,760
2,000,000	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23[a]	2,038,780
	Total South Carolina	3,986,540
	Tennessee — 1.6%
1,500,000	Clarksville, TN, Natural Gas Acquisition Corp. Gas Revenue, 5.000% due 12/15/21	1,470,525
5,070,000	Knox County, TN, Health, Educational & Housing Facilities Board Revenue, University Health Systems Inc., 5.000% due 4/1/18	5,204,609
1,000,000	Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project, 5.750% due 9/1/37	938,010
	Total Tennessee	7,613,144
	Texas — 11.6%
5,105,000	Austin-Bergstrom, TX, Landhost Enterprises Inc., Airport Hotel, Senior, 6.750% due 4/1/27[f]	3,912,676
2,725,000	Bexar County, TX, Housing Financial Corp., MFH Revenue, Continental Lady Ester, 6.875% due 6/1/29[b]	2,940,711
1,000,000	Brazos River, TX, Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project, 6.625% due 5/15/33[a]	1,070,280
5,300,000	Burnet County, TX, Public Facility Project Revenue, 7.750% due 8/1/29	5,229,086
1,665,000	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35[a]	1,492,689

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report	11

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE
	Texas — 11.6% continued
$195,000	Denton County, TX, Reclamation Road District, 8.500% due 6/1/16	$193,852
1,400,000	Garza County, TX, Public Facility Corp., 5.500% due 10/1/19	1,451,912
3,000,000	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12[a,h]	3,297,210
6,645,000	Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project, 6.125% due 7/15/27[a,c]	6,272,614
	Maverick County, TX, Public Facility Corp. Project Revenue:
635,000	6.250% due 2/1/24	602,450
520,000	6.375% due 2/1/29	489,408
	Midlothian, TX, Development Authority, Tax Increment Contract Revenue:
3,000,000	7.875% due 11/15/26[b]	3,560,610
2,500,000	6.200% due 11/15/29	2,544,550
1,145,000	Refunding, Subordinated Lien, 5.125% due 11/15/26	1,038,332
3,000,000	North Texas Tollway Authority, Dallas North Tollway Systems Revenue, FSA, 5.000% due 1/1/35	3,086,280
1,995,000	Port Corpus Christi, TX, Celanese Project, 6.450% due 11/1/30	1,939,200
	San Leanna Educational Facilities Corp., Education Revenue, Saint Edwards University Project:
1,000,000	5.000% due 6/1/20	1,013,320
2,000,000	5.125% due 6/1/22	2,015,340
1,100,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Northwest Senior Housing Edgemere Project, 5.750% due 11/15/12	1,128,006
1,000,000	Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Uplift Education, 5.875% due 12/1/36	988,260
	Willacy County, TX:
8,000,000	Local Government Corp. Revenue, 6.875% due 9/1/28	8,375,600
	PFC Project Revenue:
3,000,000	8.250% due 12/1/23	3,043,800
1,190,000	County Jail, 7.500% due 11/1/25	1,232,078
	Total Texas	56,918,264
	Virginia — 3.1%
1,210,000	Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue, Parkwood Court Apartments Project, 8.125% due 4/1/30	1,240,565
1,000,000	Broad Street CDA Revenue, 7.500% due 6/1/33	1,067,330
6,000,000	Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project, 5.600% due 11/1/31[a]	6,017,280
	Virginia Beach, VA, Development Authority MFH Revenue, Residential Rental:
2,420,000	Hampton Project, 7.500% due 10/1/39[a]	2,571,395
2,420,000	Mayfair Project, 7.500% due 10/1/39[a]	2,571,395

See Notes to Financial Statements.

12	Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE
	Virginia — 3.1% continued
$2,000,000	Virginia College Building Authority, VA, Educational Facilities Revenue, Roanoke College, 5.000% due 4/1/33	$2,018,900
	Total Virginia	15,486,865
	West Virginia — 2.3%
11,450,000	Pleasants County, WV, PCR, Refunding County Commission Allegheny, 5.250% due 10/15/37[c]	11,064,936
	Wisconsin — 0.5%
	Wisconsin State HEFA Revenue:
1,000,000	Aurora Health Care, 6.400% due 4/15/33	1,027,370
1,500,000	Marshfield Clinic, 6.000% due 2/15/25	1,541,985
	Total Wisconsin	2,569,355
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $473,374,045)	476,763,547
SHORT-TERM INVESTMENTS — 2.0%
	Alabama — 0.2%
500,000	Jefferson County, AL, Limited Obligation School Warrant, AMBAC, SPA-Depfa Bank PLC, 7.750%, 2/7/08[i]	500,000
300,000	Southeast Alabama Gas District, Alabama Revenue, SPA-Societe Generale, 1.920%, 2/1/08[i]	300,000
	Total Alabama	800,000
	Colorado — 0.4%
	Colorado Educational & Cultural Facilities Authority Revenue:
300,000	JFMC Facilities Corp., LOC-Bank of America, 1.900%, 2/1/08[i]	300,000
	National Jewish Federation Bond Program, LOC-Bank of America:
1,440,000	1.900%, 2/1/08[i]	1,440,000
200,000	1.900%, 2/1/08[i]	200,000
	Total Colorado	1,940,000
	Georgia — 1.0%
5,000,000	Atlanta, GA, Airport Revenue, Refunding, MBIA, SPA-Landesbank Hessen-Thuringen, 7.000%, 2/7/08[i]	5,000,000
	Oregon — 0.2%
860,000	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local, 2.000%, 2/7/08[i]	860,000
	Texas — 0.1%
500,000	Harris County, TX, Health Facilities Development Corp. Revenue, Refunding, Methodist Hospital Systems, 2.150%, 2/7/08[i]	500,000
	Utah — 0.1%
700,000	Murray City, UT, Hospital Revenue, IHC Health Services Inc., SPA-JPMorgan Chase, 1.900%, 2/1/08[i]	700,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $9,800,000)	9,800,000

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report	13

Schedule of investments (unaudited) continued

January 31, 2008

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
VALUE
TOTAL INVESTMENTS — 98.8% (Cost — $483,174,045#)	$486,563,547
Other Assets in Excess of Liabilities — 1.2%	5,736,654
TOTAL NET ASSETS — 100.0%	$492,300,201

[a]	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

[b]	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

[c]	All or a portion of this security is segregated for open futures contracts and extended settlements.

[d]	All or a portion of this security is held at the broker as collateral for open futures contracts.

[e]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

[f]	Security is currently in default.

[g]	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

[h]	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.

[i]	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA — American Capital Assurance
AMBAC — Ambac Assurance Corporation — Insured Bonds
CDA — Community Development Authority
COP — Certificate of Participation
DFA — Development Finance Agency
EDA — Economic Development Authority
EFA — Educational Facilities Authority
FHA — Federal Housing Administration
FSA — Financial Security Assurance — Insured Bonds
GNMA — Government National Mortgage Association
GO — General Obligation
HDC — Housing Development Corporation
HEFA — Health & Educational Facilities Authority
HFA — Housing Finance Authority
IDA — Industrial Development Authority
IDR — Industrial Development Revenue
LOC — Letter of Credit
MBIA — Municipal Bond Investors Assurance Corporation — Insured Bonds
MFH — Multi-Family Housing
PCR — Pollution Control Revenue
PFC — Public Facilities Corporation
RDA — Redevelopment Agency
Radian — Radian Assets Assurance
SPA — Standby Bond Purchase Agreement

See Notes to Financial Statements.

14	Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report

SUMMARY OF INVESTMENTS BY INDUSTRY*	VALUE (%)
Hospitals	28.2
Pre-Refunded/Escrowed to Maturity	17.5
Education	9.8
Industrial Development	9.7
Other Revenue	8.7
Leasing	7.8
Local General Obligation	5.0
Special Tax	4.6
Resource Recovery	3.3
Transportation	2.8
Housing	1.5
Water & Sewer	0.8
Electric	0.3
100.0

*	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2008 and subject to change.

RATINGS TABLE (January 31, 2008) (unaudited)†	VALUE (%)
S&P/Moody’s/Fitch**
AAA/Aaa	10.8
AA/Aa	4.4
A	20.9
BBB/Baa	24.6
BB/Ba	2.1
B/B	2.8
CCC/Caa	0.3
A-1/VMIG1	2.0
NR	32.1
100.0

†	As a percentage of total investments.

**	S&P primary rating; Moody’s secondary, then Fitch.

See pages 16 and 17 for definitions of ratings.

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report	15

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

16	Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report

B	—	Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

SP-1

—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1

—	Moody’s highest rating for issues having a demand feature — VRDO.

MIG1

—	Moody’s highest rating for short-term municipal obligations.

P-1

—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1

—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

January 31, 2008

ASSETS:
Investments, at value (Cost — $483,174,045)	$486,563,547
Interest receivable	6,462,672
Receivable for Fund shares sold	2,115,305
Receivable for securities sold	20,000
Prepaid expenses	33,462
Total Assets	495,194,986
LIABILITIES:
Distributions payable	950,317
Payable to broker — variation margin on open futures contracts	813,000
Payable for Fund shares repurchased	518,156
Investment management fee payable	227,744
Distribution fees payable	107,184
Due to custodian	51,717
Deferred compensation payable	26,696
Trustees’ fees payable	14,615
Accrued expenses	185,356
Total Liabilities	2,894,785
TOTAL NET ASSETS	$492,300,201
NET ASSETS:
Par value (Note 6)	$336
Paid-in capital in excess of par value	561,695,671
Undistributed net investment income	390,258
Accumulated net realized loss on investments and futures contracts	(70,090,971)
Net unrealized appreciation on investments and futures contracts	304,907
TOTAL NET ASSETS	$492,300,201
Shares Outstanding:
Class A	26,704,756
Class B	2,161,685
Class C	4,691,632
Class I	42,881
Net Asset Value:
Class A (and redemption price)	$14.65
Class B*	$14.66
Class C*	$14.65
Class I	$14.65
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$15.30

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

18	Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended January 31, 2008

INVESTMENT INCOME:
Interest	$13,741,496
EXPENSES:
Investment management fee (Note 2)	1,313,693
Distribution fees (Notes 2 and 4)	608,955
Legal fees	120,532
Shareholder reports (Note 4)	33,604
Transfer agent fees (Note 4)	33,365
Registration fees	24,485
Audit and tax	21,235
Trustees’ fees	11,472
Insurance	5,124
Custody fees	2,809
Miscellaneous expenses	4,847
Total Expenses	2,180,121
Less: Fees paid indirectly (Note 1)	(47)
Net Expenses	2,180,074
NET INVESTMENT INCOME	11,561,422
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized (Loss) From:
Investment transactions	(3,221,921)
Futures contracts	(3,940,309)
Net Realized Loss	(7,162,230)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(1,328,304)
Futures contracts	(3,084,595)
Change in Net Unrealized Appreciation/Depreciation	(4,412,899)
Net Loss on Investments and Futures Contracts	(11,575,129)
DECREASE IN NET ASSETS FROM OPERATIONS	$(13,707)

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report	19

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JANUARY 31, 2008 (unaudited) and THE YEAR ENDED JULY 31, 2007	2008	2007
OPERATIONS:
Net investment income	$11,561,422	$20,203,249
Net realized gain (loss)	(7,162,230)	3,416,661
Change in net unrealized appreciation/depreciation	(4,412,899)	(656,084)
Increase (Decrease) in Net Assets From Operations	(13,707)	22,963,826
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(11,533,199)	(20,644,401)
Decrease in Net Assets From Distributions to Shareholders	(11,533,199)	(20,644,401)
FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	96,769,734	187,134,442
Reinvestment of distributions	5,681,567	10,312,035
Cost of shares repurchased	(67,521,038)	(69,055,162)
Increase in Net Assets From Fund Share Transactions	34,930,263	128,391,315
INCREASE IN NET ASSETS:	23,383,357	130,710,740
NET ASSETS:
Beginning of period	468,916,844	338,206,104
End of period*	$492,300,201	$468,916,844
* Includes undistributed net investment income of:	$390,258	$362,035

See Notes to Financial Statements.

20	Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JULY 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF YEAR:	$15.01	$14.88	$14.33	$14.33	$14.64	$15.40
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.37	0.74	0.81	0.83	0.94	1.01
Net realized and unrealized gain (loss)	(0.36)	0.15	0.50	0.08	(0.28)	(0.80)
Total income from operations	0.01	0.89	1.31	0.91	0.66	0.21
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.76)	(0.76)	(0.91)	(0.97)	(0.97)
Total distributions	(0.37)	(0.76)	(0.76)	(0.91)	(0.97)	(0.97)
NET ASSET VALUE, END OF YEAR	$14.65	$15.01	$14.88	$14.33	$14.33	$14.64
Total return[3]	0.06%	6.06%	9.40%	6.56%[4]	4.58%	1.45%
NET ASSETS, END OF YEAR (MILLIONS)	$391	$379	$269	$271	$293	$326
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.81%[5]	0.83%[6]	0.89%	0.93%	0.84%	0.85%
Net expenses	0.81 [5,7]	0.83 [6,8]	0.88 [8]	0.91 [8]	0.84	0.85
Net investment income	4.95 [5]	4.88	5.55	5.83	6.41	6.72
PORTFOLIO TURNOVER RATE	23%	10%	13%	42%	21%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2008 (unaudited).
[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
[5]	Annualized
[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.82% and 0.82%, respectively.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report	21

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JULY 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF YEAR	$15.01	$14.89	$14.34	$14.34	$14.65	$15.40
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.33	0.66	0.73	0.76	0.86	0.93
Net realized and unrealized gain (loss)	(0.35)	0.14	0.51	0.08	(0.28)	(0.78)
Total income (loss) from operations	(0.02)	0.80	1.24	0.84	0.58	0.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.68)	(0.69)	(0.84)	(0.89)	(0.90)
Total distributions	(0.33)	(0.68)	(0.69)	(0.84)	(0.89)	(0.90)
NET ASSET VALUE, END OF YEAR	$14.66	$15.01	$14.89	$14.34	$14.34	$14.65
Total return[3]	(0.15)%	5.45%	8.86%	6.02%[4]	4.04%	0.99%
NET ASSETS, END OF YEAR (MILLIONS)	$31	$35	$44	$51	$60	$76
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.35%[5]	1.36%[6]	1.40%	1.44%	1.35%	1.35%
Net expenses	1.35 [5,7]	1.35 [6,8]	1.39 [8]	1.43 [8]	1.35	1.35
Net investment income	4.41 [5]	4.38	5.02	5.32	5.91	6.22
PORTFOLIO TURNOVER RATE	23%	10%	13%	42%	21%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2008 (unaudited).
[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
[5]	Annualized.
[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.35% and 1.34%, respectively.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JULY 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF YEAR	$15.00	$14.87	$14.33	$14.32	$14.63	$15.39
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.33	0.65	0.73	0.75	0.86	0.92
Net realized and unrealized gain (loss)	(0.35)	0.15	0.49	0.09	(0.28)	(0.79)
Total income (loss) from operations	(0.02)	0.80	1.22	0.84	0.58	0.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.67)	(0.68)	(0.83)	(0.89)	(0.89)
Total distributions	(0.33)	(0.67)	(0.68)	(0.83)	(0.89)	(0.89)
NET ASSET VALUE, END OF YEAR	$14.65	$15.00	$14.87	$14.33	$14.32	$14.63
Total return[3]	(0.15)%	5.46%	8.74%	6.03%[4]	4.00%	0.89%
NET ASSETS, END OF YEAR (MILLIONS)	$69	$55	$25	$26	$24	$25
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.35%[5]	1.37%[6]	1.45%	1.49%	1.40%	1.41%
Net expenses	1.35 [5,7]	1.37 [6,8]	1.44 [8]	1.48 [8]	1.40	1.41
Net investment income	4.39 [5]	4.30	4.98	5.26	5.86	6.16
PORTFOLIO TURNOVER RATE	23%	10%	13%	42%	21%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2008 (unaudited).
[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
[5]	Annualized.
[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.37% and 1.37%, respectively.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report	23

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JULY 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2008[2]	2007[3]
NET ASSET VALUE, BEGINNING OF YEAR	$15.01	$15.20
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.38	0.26
Net realized and unrealized loss	(0.36)	(0.18)
Total income from operations	0.02	0.08
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.27)
Total distributions	(0.38)	(0.27)
NET ASSET VALUE, END OF YEAR	$14.65	$15.01
Total return[4]	0.14%	0.53%
NET ASSETS, END OF YEAR (000S)	$628	$443
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.63%[5]	0.66%[5]
Net expenses	0.63 [5,6]	0.66 [5]
Net investment income	5.04 [5]	4.76 [5]
PORTFOLIO TURNOVER RATE	23%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2008 (unaudited).
[3]	For the period March 20, 2007 (inception date) to July 31, 2007.
[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

24	Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Municipal High Income Fund (the “Fund”) is a separate diversified series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial futures contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required

Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Fees paid indirectly. The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund.

(e) Credit and market risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(f) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

26	Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report

Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2008, no provision for income tax would be required in the fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.550%
Next $1 billion	0.525
Next $3 billion	0.500
Next $5 billion	0.475
Over $10 billion	0.450

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Effective December 1, 2007, Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. Prior to December 1, 2007, Citigroup Global Markets Inc. (“CGM”) and LMIS served as co-distributors of the Fund.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 0.50% the first year after purchase payment and 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC,

Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2008, LMIS and its affiliates received sales charges of approximately $31,000 on sales of the Fund’s Class A shares. In addition, for the six months ended January 31, 2008, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A	CLASS B	CLASS C
CDSCs	$4,000	$12,000	$10,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of January 31, 2008, the Fund had accrued $26,696 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$124,167,329
Sales	108,086,542

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$20,598,712
Gross unrealized depreciation	(17,209,210)
Net unrealized appreciation	$3,389,502

28	Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report

At January 31, 2008, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED LOSS
Contracts to Sell:
U.S. Treasury Bonds	813	3/08	$93,916,467	$97,001,062	$(3,084,595)
Net Unrealized Loss on Open Futures Contracts					(3,084,595)

4. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A , Class B and Class C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and Class C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended January 31, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$286,636	$24,826	$24,405
Class B	108,974	5,085	5,983
Class C	213,345	3,414	3,197
Class I	—	40	19
Total	$608,955	$33,365	$33,604

5. Distributions to shareholders by class

	SIX MONTHS ENDED JANUARY 31, 2008	YEAR ENDED JULY 31, 2007
Net Investment Income
Class A	$9,435,783	$16,967,134
Class B	737,968	1,834,700
Class C	1,333,316	1,837,529
Class I†	26,132	5,038
Total	$11,533,199	$20,644,401

†For	the period March 20, 2007 (inception date) to July 31, 2007.

Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

6. Shares of beneficial interest

At January 31, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED JANUARY 31, 2008		YEAR ENDED JULY 31, 2007†
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	4,838,116	$71,627,157	9,793,853	$147,656,438
Shares issued on reinvestment	327,912	4,850,601	589,621	8,898,068
Shares repurchased	(3,707,239)	(54,834,244)	(3,246,386)	(48,946,611)
Net increase	1,458,789	$21,643,514	7,137,088	$107,607,895
Class B
Shares sold	91,905	$1,361,902	286,492	$4,317,528
Shares issued on reinvestment	18,474	273,513	42,725	644,834
Shares repurchased	(284,503)	(4,217,084)	(941,559)	(14,199,476)
Net decrease	(174,124)	$(2,581,669)	(612,342)	$(9,237,114)
Class C
Shares sold	1,530,320	$22,638,675	2,302,894	$34,715,401
Shares issued on reinvestment	37,424	553,424	50,916	768,216
Shares repurchased	(509,149)	(7,527,502)	(392,617)	(5,909,000)
Net increase	1,058,595	$15,664,597	1,961,193	$29,574,617
Class I
Shares sold	76,861	$1,142,000	29,441	$445,075
Shares issued on reinvestment	273	4,029	61	917
Shares repurchased	(63,750)	(942,208)	(5)	(75)
Net increase	13,384	$203,821	29,497	$445,917

†	For the period March 20, 2007 (inception date) to July 31, 2007 for Class I shares.

7. Capital loss carryforward

As of July 31, 2007, the Fund had a net capital loss carryforward of approximately $63,100,052, of which $1,263,689 expires in 2010, $3,834,151 expires in 2011, 11,653,755 expires in 2012, $25,925,282 expires in 2013, and $20,423,175 expires in 2014. These amounts will be available to offset any future taxable capital gains.

8. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding

30	Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report

against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently

Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of

32	Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report

the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report	33

Notes to financial statements (unaudited) continued

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have filed a notice of appeal.

10. Other matters

As previously disclosed, on September 16, 2005 the staff of the SEC informed SBFM and SBAM, that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser.

* * *

On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of

34	Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report

damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

11. Recent accounting pronouncement

On September 20, 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157.

12. Recent developments

On May 21, 2007, the United States Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the validity of statutes that create a state tax exemption for interest from municipal securities. The Kentucky Court of Appeals had held that Kentucky’s statute, which provided an exemption for interest earned on municipal securities of Kentucky issuers while taxing interest earned on municipal securities of issuers in other states, violated the Interstate Commerce Clause of the United States Constitution. If the Supreme Court were to adopt the reasoning of the Kentucky Court of Appeals, its decision would affect the state tax status of fund distributions. It is unclear how such a decision would affect the market for municipal securities, but it could adversely affect the value of securities held by the Fund, and therefore of the Fund’s shares. Such a decision could also

Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report	35

Notes to financial statements (unaudited) continued

prompt legislation at the state level that would have further impacts upon the taxability of Fund distributions and upon the market for municipal securities. The case was argued before the Supreme Court on November 5, 2007, but no decision has yet been issued.

13. Subsequent event

On March 24, 2008, shareholders of Legg Mason Partners Municipal High Income Fund approved a proposal, previously approved by the Fund’s Board of Trustees, to amend the fundamental investment policy requiring the Fund to invest up to 80% of its assets in medium, low or below investment grade municipal securities having intermediate or long-term maturities. The Fund’s investment objective remains unchanged to seek to maximize current income exempt from federal income taxation.

Effective May 1, 2008, under the revised fundamental investment policy, the Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities. This policy may not be changed without shareholder approval. This change is intended to provide the Fund’s portfolio managers with greater flexibility to invest in both lower and higher quality municipal securities than is currently permitted under the Fund’s existing policies.

The Fund expects to invest in intermediate and long-term municipal securities with maturities ranging from one to more than 30 years at the time of purchase. It is anticipated that, under normal market conditions, the Fund will invest primarily in municipal securities rated at the time of purchase in the lowest investment grade category (Standard & Poor’s Rating Group (“S&P”) rating BBB or an equivalent) or the below investment grade category (S&P’s rating BB or lower or an equivalent), or in securities of comparable quality. The Fund may invest without limit in obligations rated below investment grade, or if unrated, determined by the subadviser, Western Asset Management Company, to be of comparable quality.

36	Legg Mason Partners Municipal High Income Fund 2008 Semi-Annual Report

Board approval of management and subadvisory agreements

At a meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 12-13, 2007, the Board, including the Board members who are not considered to be “interested persons” of the Trust (the “Independent Board Members”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Legg Mason Partners Municipal High Income Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager, the Subadviser and the Fund’s distributor (and any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and

sub-advisory agreement

The Independent Board Members were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Board Members received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Board Members also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Board Members, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Board Member attributed different weight to the various factors.

Legg Mason Partners Municipal High Income Fund	37

Board approval of management and subadvisory agreements continued

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past two years. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans, organizational changes and portfolio manager compensation plan.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The

38	Legg Mason Partners Municipal High Income Fund

Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as high yield municipal debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2007 was above the median.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the Fund’s performance was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid directly or indirectly by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Additionally, the Board received and considered information comparing the Contractual Management Fees and the actual fees paid (the “Actual Management Fee”), and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Actual Management Fee with respect to the Fund takes into account certain waivers and reimbursements. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadvisers’ fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-

Legg Mason Partners Municipal High Income Fund	39

Board approval of management and subadvisory agreements continued

wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by distributors affiliated with the Fund during the past two years and how the amounts received by the distributors were paid during that period.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of retail front-end load funds (including the Fund) classified as high yield municipal debt funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Fee was at the median and the Actual Management Fee was slightly above the median. The Board noted that the Fund’s actual total expense ratio was below the median.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data, as well as a report from an outside consultant that had reviewed the methodologies. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s assets levels. The Board noted that the Fund had not yet reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted that as the Fund’s assets increase over time, certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets.

40	Legg Mason Partners Municipal High Income Fund

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered the ancillary benefits that the Manager and its affiliates received were reasonable.

*    *    *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Legg Mason Partners Municipal High Income Fund	41

Legg Mason Partners Municipal High Income Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Municipal High Income Fund

The Fund is a separate investment series of the Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Legg Mason Partners Funds

55 Water Street

32nd Floor

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Municipal High Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest investment manager in 2007 based on 12/31/06 assets under management, according to Pensions & investments, May 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02173 3/08 SR08-523

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	April 01, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	April 01, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date:	April 01, 2008